Joint Arrangements - Husky Midstream Limited Partnership (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Results of Operations
Revenues	CAD 18,583	CAD 12,919
Expenses	17,859	11,613
Proportionate share of net loss	786	922
Equity	17,967	17,627
Balance Sheets
Current assets	5,616	4,318
Non-current assets	27,311	27,942
Current liabilities	3,507	3,193
Total Assets	32,927	32,260
Carrying amount in balance sheet	1,238	1,128
Husky Midstream Limited Partnership
Results of Operations
Revenues	294	138
Expenses	(107)	(97)
Proportionate share of net loss	CAD 187	CAD 41
Share of equity investment (percent)	35.00%	35.00%
Equity	CAD 49	CAD 16
Balance Sheets
Current assets	152	55
Non-current assets	2,617	2,403
Current liabilities	(75)	(44)
Non-current liabilities	(690)	(590)
Total Assets	2,004	1,824
Carrying amount in balance sheet	685	640
Cash and cash equivalents	CAD 28	CAD 23
Power Assets Holding Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment (percent)	48.75%
Cheung Kong Infrastructure Holdings Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment (percent)	16.25%